Short Term Investments (Details) - Schedule of short term investments		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-Term Investments [Member]
Short-Term Debt [Line Items]
Marketable securities	[1]	¥ 35,349,990	$ 5,267,156	¥ 33,540,301

[1]	During the six months ended June 30, 2021, the Company purchased approximately RMB 53.6 million in marketable securities and redeemed approximately 45.7 million. During the six months ended June 30, 2022, the Company invested a total of approximately RMB 85.7 million (USD 12.8 million) in marketable securities and redeemed approximately RMB 84.5 million (USD 12.6 million). Gain/(loss) of approximately RMB 4.5 million and (RMB 1.2 million (USD 0.2 million)) was recognized for the six months ended June 30, 2021 and 2022, respectively.